Parent Company Statements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash	$ 19,803,079	$ 40,571,673	$ 33,741,416	$ 39,537,002
Other assets	17,545,287	21,089,384
Total Assets	681,391,438	663,712,579
Liabilities and shareholders' equity:
Other liabilities	14,086,827	14,126,801
Shareholders' equity	92,981,001	87,902,188
Total Liabilities and Stockholders' Equity	681,391,438	663,712,579
Oneida Financial Corp.
Assets:
Cash	5,507,954	5,112,909	8,556,062	149,797
Investments in and advances to subsidiary	87,726,780	83,061,936
ESOP loan receivable	356,893	610,078
Other assets	514,383	346,190
Total Assets	94,106,010	89,131,113
Liabilities and shareholders' equity:
Other liabilities	1,066,009	1,169,925
Shareholders' equity	93,040,001	87,961,188
Total Liabilities and Stockholders' Equity	$ 94,106,010	$ 89,131,113